Property, plant and equipment, net (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Depreciation expense	$ 2,558,809	$ 4,865,218	$ 4,758,014	$ 4,257,189
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Docking costs		1,192,613
Property plant and equipment capitalized cost		985,792
Other operating cost		$ 206,821